Prospectus
December 18, 2015 (as revised August 17, 2016)
SSGA Funds
SSGA Money Market Fund: Class N (SSMXX)
SSGA U.S. Government Money Market Fund: Class N (SSGXX)
SSGA U.S. Treasury Money Market Fund: Class N (SVTXX)
SSGA Prime Money Market Fund: Class N (SVPXX)
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in any of the Funds offered by this Prospectus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

SSGA Funds
SSGA
Money Market Fund
Fund Summary
Ticker Symbol: SSMXX

Investment Objective
SSGA Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and Shareholder Service (12b-1) Fees[1]	0.06%
Other Expenses[2]	0.08%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.38%
[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board ofTrustees has determined that payments will not exceed 0.08% of average daily net assets.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund's Board ofTrustees. In addition, SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board ofTrustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $19,571,055 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SSGA Funds
SSGA
Money Market Fund
Fund Summary
Ticker Symbol: SSMXX

1 year	3 years	5 years	10 years
$39	$124	$218	$492
Principal Investment Strategies
The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other instruments issued by U.S. or foreign banks, commercial paper issued by U.S. or foreign companies, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.  The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, a decline in the Fund's income and yield, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institution Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

SSGA Funds
SSGA
Money Market Fund
Fund Summary
Ticker Symbol: SSMXX

Money Market Fund Regulatory Risk: In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the Unites States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
U.S. Government Securities Risk: Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or

SSGA Funds
SSGA
Money Market Fund
Fund Summary
Ticker Symbol: SSMXX

sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception and by showing how the Fund's average annual returns for the 1, 5, and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.26% (Q3, 2008)
Lowest Quarterly Return: 0.00% (Q4, 2014)
*	As of September 30, 2015, the Fund's Calendar Year-To-Date return was 0.00%

Average Annual Total Returns (for periods ended 12/31/14)
SSGA Money Market Fund	1-Year	5-Years	10-Years	Inception Date
Class N	0.00%	0.01%	1.53%	5/2/1998
To obtain the Fund's current yield, please call (877) 521-4083.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100
Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the Funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.
Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:

SSGA Funds
SSGA
Money Market Fund
Fund Summary
Ticker Symbol: SSMXX

By Mail:
State Street Funds
P.O. Box 8317
Boston, MA 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, MA 02021
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund Shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SSGA Funds
SSGA U.S. Government
Money Market Fund
Fund Summary
Ticker Symbol: SSGXX

Investment Objective
SSGA U.S. Government Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and Shareholder Service (12b-1) Fees[1]	0.06%
Other Expenses[2]	0.08%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.38%
[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board ofTrustees has determined that payments will not exceed 0.08% of average daily net assets.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund's Board ofTrustees. In addition, SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board ofTrustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $27,510,991 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SSGA Funds
SSGA U.S. Government
Money Market Fund
Fund Summary
Ticker Symbol: SSGXX

1 year	3 years	5 years	10 years
$39	$124	$218	$492
Principal Investment Strategies
The Fund invests only in instruments issued or guaranteed as to principal and/or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury. The Fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.  The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, a decline in the Fund's income and yield, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Money Market Fund Regulatory Risk: In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the

SSGA Funds
SSGA U.S. Government
Money Market Fund
Fund Summary
Ticker Symbol: SSGXX

new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

SSGA Funds
SSGA U.S. Government
Money Market Fund
Fund Summary
Ticker Symbol: SSGXX

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception and by showing how the Fund's average annual returns for the 1, 5, and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.24% (Q4, 2006)
Lowest Quarterly Return: 0.00% (Q4, 2014)
*	As of September 30, 2015, the Fund's Calendar Year-To-Date return was 0.00%
Average Annual Total Returns (for periods ended 12/31/14)
SSGA U.S. Government Money Market Fund	1-Year	5-Years	10-Years	Inception Date
Class N	0.00%	0.00%	1.43%	3/1/1991
To obtain the Fund's current yield, please call (877) 521-4083.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100
Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the Funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.
Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, MA 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, MA 02021
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

SSGA Funds
SSGA U.S. Government
Money Market Fund
Fund Summary
Ticker Symbol: SSGXX

By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund Shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SSGA Funds
SSGA U.S. Treasury
Money Market Fund
Fund Summary
Ticker Symbol: SVTXX

Investment Objective
SSGA U.S. Treasury Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and Shareholder Service (12b-1) Fees[1]	0.02%
Other Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.18%
[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board ofTrustees has determined that payments will not exceed 0.04% of average daily net assets.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund's Board ofTrustees. In addition, SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board ofTrustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a nonnegative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $19,847,922 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
[4]	Total Annual Fund Operating Expenses shown above may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers

SSGA Funds
SSGA U.S. Treasury
Money Market Fund
Fund Summary
Ticker Symbol: SVTXX

and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	3 years	5 years	10 years
$18	$71	$129	$300
Principal Investment Strategies
The Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.
The Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.  The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, a decline in the Fund's income and yield, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Money Market Fund Regulatory Risk: In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the

SSGA Funds
SSGA U.S. Treasury
Money Market Fund
Fund Summary
Ticker Symbol: SVTXX

new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
U.S. Government Securities Risk: Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
Zero Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception and by showing how the Fund's average annual returns for the 1, 5, and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.29% (Q4, 2006)
Lowest Quarterly Return: 0.00% (Q4, 2014)
*	As of September 30, 2015, the Fund's Calendar Year-To-Date return was 0.00%

SSGA Funds
SSGA U.S. Treasury
Money Market Fund
Fund Summary
Ticker Symbol: SVTXX

Average Annual Total Returns (for periods ended 12/31/14)
SSGA U.S. Treasury Money Market Fund	1-Year	5-Years	10-Years	Inception Date
Class N	0.00%	0.00%	1.40%	12/1/1993
To obtain the Fund's current yield, please call (877) 521-4083.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
To establish an account	$10,000,000
To add to an existing account	No minimum
Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, MA 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, MA 02021
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund Shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SSGA Funds
SSGA Prime
Money Market Fund
Fund Summary
Ticker Symbol: SVPXX

Investment Objective
SSGA Prime Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and Shareholder Service (12b-1) Fees[1]	0.03%
Other Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.25%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.18%
[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board ofTrustees has determined that payments will not exceed 0.05% of average daily net assets.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund's Board ofTrustees. In addition, SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board ofTrustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a nonnegative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2015, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $181,137 since September 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SSGA Funds
SSGA Prime
Money Market Fund
Fund Summary
Ticker Symbol: SVPXX

1 year	3 years	5 years	10 years
$18	$73	$134	$311
Principal Investment Strategies
The Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. The Fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; corporate obligations; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.  The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, a decline in the Fund's income and yield, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institution Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates,

SSGA Funds
SSGA Prime
Money Market Fund
Fund Summary
Ticker Symbol: SVPXX

changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Money Market Fund Regulatory Risk: In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the Unites States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

SSGA Funds
SSGA Prime
Money Market Fund
Fund Summary
Ticker Symbol: SVPXX

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception and by showing how the Fund's average annual returns for the 1, 5, and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 1.31% (Q3, 2007)
Lowest Quarterly Return: 0.00% (Q4, 2014)
*	As of September 30, 2015, the Fund's Calendar Year-To-Date return was 0.03%

Average Annual Total Returns (for periods ended 12/31/14)
SSGA Prime Money Market Fund	1-Year	5-Years	10-Years	Inception Date
Class N	0.01%	0.07%	1.67%	2/22/1994
To obtain the Fund's current yield, please call (877) 521-4083.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
To establish an account	$10,000,000
To add to an existing account	No minimum
Written Requests and Wire Transfers. You may purchase or redeem Fund Shares by written request or wire transfer.
Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, MA 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, MA 02021

SSGA Funds
SSGA Prime
Money Market Fund
Fund Summary
Ticker Symbol: SVPXX

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund Shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, you generally will be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Objectives, Strategies and Risks
SSGA Money Market Fund
Investment Objective
SSGA Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.
There is no guarantee that the Fund will achieve its objective. The Fund's objective may be changed without shareholder approval.
Principal Investment Strategies
The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other instruments issued by U.S. or foreign banks, commercial paper issued by U.S. or foreign companies, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
SSGA U.S. Government Money Market Fund
Investment Objective
SSGA U.S. Government Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.
There is no guarantee that the Fund will achieve its objective.
Principal Investment Strategies
The Fund invests only in instruments issued or guaranteed as to principal and/or interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury. The Fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
SSGA U.S. Treasury Money Market Fund
Investment Objective
SSGA U.S. Treasury Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.
There is no guarantee that the Fund will achieve its objective.
Principal Investment Strategies
The Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

The Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
SSGA Prime Money Market Fund
Investment Objective
SSGA Prime Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.
There is no guarantee that the Fund will achieve its objective.
Principal Investment Strategies
The Fund follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. The Fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; corporate obligations; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser.
Additional Information About Risks
Risk information is applicable to all Funds unless otherwise noted.
Call/Prepayment Risk. Call/prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected or required. This may occur, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations on which it is required to pay a lower interest or dividend rate. It may also occur when there is an unanticipated increase in the rate at which mortgages or other receivables underlying mortgage- or asset-backed securities held by the Fund are prepaid. In any such case, the Fund may be forced to invest the prepaid amounts in lower-yielding investments, resulting in a decline in the Fund's income.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition and does not reflect an assessment of an investment's volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund's fixed income securities to decrease, a decline in the Fund's income and yield, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may increase the period of time during which an investment earns a below-market interest rate, increase the security's duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.
Financial Institution Risk (SSGA Money Market Fund and SSGA Prime Money Market Fund). Some instruments are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments of issuers in financial industries. Financial institutions may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition or the earnings or operations of a financial institution and on the types and amounts of businesses in which a financial institution may engage. An investor may be delayed or prevented from exercising certain remedies against a financial institution. The amount of the Fund's assets that may be invested in any financial institution, or financial institutions generally, may be limited by applicable law.
Interest Rate Risk. Interest rate risk is the risk that the securities held by a Fund will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in a Fund's income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund's investments.
Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.
Low Short-Term Interest Rate Risk. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Market Risk. Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which a Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.
Market Disruption and Geopolitical Risk. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the European Monetary Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund's investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by a Fund. To the extent a Fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on a Fund.
Market Volatility; Government Intervention Risk. Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject a Fund to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and a Fund's investment program in particular can be uncertain. In recent periods, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including, without limitation, in Europe or Asia. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In recent periods, financial regulators, including the U.S. Federal Reserve and the European Central Bank, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators to implement, or to curtail or taper, such activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.
Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally.
Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund's portfolio per share is more or less than $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors (“SSGA”), SSGA Funds Management, Inc. (“SSGA FM”) or their affiliates (“State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities.
Mortgage-Related and Other Asset-Backed Securities Risk (SSGA Money Market Fund, SSGA Prime Money Market Fund and SSGA U.S. Government Money Market Fund). Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which the Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
In a “forward roll” transaction, the Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. The values of such transactions will be affected by many of the same factors that affect the values of mortgage-related securities generally. In addition, forward roll transactions may have the effect of creating investment leverage in the Fund.
Non-U.S. Securities Risk (SSGA Money Market Fund and SSGA Prime Money Market Fund). Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect a Fund's investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of a Fund's investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause the Fund's investments in that country to experience gains or losses.

Rapid Changes in Interest Rates. The values of most instruments held by the Fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem a Fund's Shares, and possibly cause the Fund to sell Fund securities at a loss to satisfy those requests. Significant losses could impair the Fund's ability to maintain a stable share price of $1.00.
Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund's investment return on such transactions will depend on the counterparty's willingness and ability to perform its obligations under a repurchase agreement. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Section 4(a)(2) Commercial Paper and Rule 144A Securities Risk (SSGA Money Market Fund and SSGA Prime Money Market Fund). The Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(a)(2) paper.”  The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).
Section 4(a)(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.
Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Fund's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund's limitation on illiquid securities.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk (SSGA U.S. Government Money Market Fund). To the extent a Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on a Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
U.S. Government Securities Risk (SSGA Money Money Market Fund and SSGA Prime Money Market Fund). U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund's investments.
Variable and Floating Rate Securities (SSGA Money Market Fund, SSGA U.S. Government Money Market Fund and SSGA Prime Money Market Fund). Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in inter est rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero-Coupon Bond Risk. Zero-coupon bonds are debt obligations that are generally issued at a discount and payable in full at maturity, and that do not provide for current payments of interest prior to maturity. Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. When interest rates rise, the values of zero-coupon bonds fall more rapidly than securities paying interest on a current basis, because the Fund is unable to reinvest interest payments at the higher rates.
Additional Information About the Funds' Non-Principal Risks
Temporary Defensive Positions. In response to actual or perceived adverse market, economic, political, or other conditions, a Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If a Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.
Conflicts of Interest Risk. An investment in a Fund may be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to a Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which a Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. Because of its financial interest, the Adviser may have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest.
The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Funds. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material non-public confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.
The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect a Fund. The Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.
Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which each Fund invest, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.
Portfolio Holdings Disclosure
The Funds' portfolio holdings disclosure policy is described in the SAI.

Fund Management
Each Fund, is a separate, diversified series of the SSGA Funds (the “Trust”), which is an open-end management investment company organized as a business trust under the laws ofThe Commonwealth of Massachusetts.
Investment Adviser
SSGA FM serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of the Fund's assets. The Adviser is a wholly-owned subsidiary of State Street Corporation and is registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world's largest institutional money managers and the investment management arm of State Street Corporation. As of September 30, 2015, the Adviser managed approximately $362.96 billion in assets and SSGA managed approximately $2.20 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
The total management fee paid by each Fund, as a percentage of its average net assets, for the previous fiscal year ended August 31, 2015 appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that Fund. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.
In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser's sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser:
•	more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction;
•	in respect of any business day for which the net annualized one-day yield is less than 0.00%;
•	to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day;
•	to the extent that the amount of such reimbursement would cause the Fund's net yield to fall below the Fund's minimum net yield as determined by the Adviser in its sole discretion; or
•	in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund's contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements.
A reimbursement to the Adviser would increase Fund expenses and negatively impact a Fund's future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for a Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A discussion regarding the Board's consideration of the Funds' Investment Advisory Agreement is provided in the Trust's Annual Report to Shareholders for the period ended August 31, 2015.
For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended August 31, 2015, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:

	Annual Management Fees (% of Average Daily Net Assets)
SSGA Fund	Management Fee Before Waivers or Reimbursements	Management Fee After Waivers or Reimbursements[1]
SSGA Money Market Fund	0.25%	0.07%
SSGA U.S. Government Money Market Fund	0.25%	0.00%
SSGA U.S. Treasury Money Market Fund	0.15%	0.00%
SSGA Prime Money Market Fund	0.15%	0.09%

[1]	Includes waivers and/or reimbursements that the Adviser is contractually obligated to make as well as any voluntary waivers and/or reimbursements that may be revised or terminated by the Adviser at any time without notice.
Other Fund Services
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of each Fund. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.
The Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.
The Distributor
State Street Global Markets, LLC serves as the Fund's distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust.
Additional Information
The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Fund's investment adviser, custodian, transfer agent, and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. Neither this Prospectus, nor the related statement of additional information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Shareholder Information
Pricing of Fund Shares
The price of each Fund Share is based on the net asset value (“NAV”) of the Fund and the method or methods used to value Fund assets as described in the following table. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading at the times also described in the following table. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is accepted.
SSGA Fund	Valuation Method(s) Generally Used	Time Fund's Share Price Determined (Eastern time)
SSGA Money Market Fund* SSGA U.S. Government Money Market Fund* SSGA U.S. Treasury Money Market Fund*	Amortized cost	5 p.m.
SSGA Prime Money Market Fund*

*	The SSGA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. The Funds also may establish special hours on those days to determine each Fund's NAV.
Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.
Minimum Investments. The Funds require minimum amounts of initial investments, but no minimum amount for subsequent investments. Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment, if any. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or other financial intermediary. The Funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.
Purchase Dates and Times. Fund Shares may be purchased on any business day at the NAV next determined after the receipt of the purchase order. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in U.S. dollars. All federal funds payments must be received by the transfer agent by the close of the Federal Reserve. In order to be effective on the date received, purchase orders in good form (described below) and payments for Fund Shares by check must be received by the transfer agent prior to the close of the NYSE.
Notwithstanding the foregoing provisions, the Funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation (“NSCC”) remains open. Also, the Funds may designate special hours of operation on any such day. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssgafunds.com.
Order and Payment Procedures. There are several ways to invest in the Funds. The Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the Funds and does not require a completed application to be submitted to the Funds. For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSGA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.
Large Transactions. To assist SSGA FM in managing the Funds, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible. Please notify the Funds' transfer agent at least one day in advance of transactions in excess of $25 million, or $5 million for the U.S. Government Money Market Fund. Each Fund reserves the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.
Form of Purchase Payments. All purchases made by check or wire must be in U.S. dollars. All purchases made by check shall be from a U.S. bank. Third-party checks for initial purchases and checks drawn on credit card accounts will not be accepted.
Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking account. Please complete the appropriate section of the application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at (800) 647-7327 prior to 5 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Each Fund reserves the right to cancel your automatic investment plan if any correspondence sent by the Fund is returned to the postal or other delivery service “as undeliverable.”
In-Kind Purchase of Fund Shares. The Funds may, in their sole discretion, permit you to purchase shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.
Exchanges and Transfers
Generally. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their SSGA Fund Shares exchanged for shares of any other State Street Fund of the same class. In addition, Class N shares are exchangeable for other share classes of mutual funds advised by the State Street Funds and would be subject to the conditions for investing in the other class of shares described in the applicable prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. There is no charge for this service. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund Shares for shares of another fund is a taxable event and may result in capital gain or loss. See Taxes below. To use this option, contact the Customer Service Department at (800) 647-7327.
Telephone Redemptions and Exchanges. You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund Shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.
Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the fund's transfer agent will require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.
Excessive Trading. Notwithstanding the foregoing notification process, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund Shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund Shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders. An Funds shareholder's right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.
Redemption of Fund Shares
The following is in addition to “Fund Summaries” and the section “Purchase and Sale of Fund Shares.”
Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction. If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The State Street Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the same business day, but may take up to seven business days. Although the State Street Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.
Telephone and Other Electronic Redemptions. Shareholders may normally redeem Fund Shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The State Street Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the State Street Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within thirty (30) days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.
Redemption and Exchange Requests in Writing. In certain circumstances, a State Street Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “How to Purchase Shares.”  In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000. (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.) Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions. The State Street Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in-kind of readily marketable securities from the portfolio of the State Street Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.
Minimum Account Size for SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund. The minimum account size is $2 million. The fund or the fund's distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below $2 million. In such cases, the transfer agent will give shareholders sixty (60) days' notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account's balance to the required minimum within the prescribed period may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund's records.
Minimum Account Size for SSGA Money Market Fund and SSGA U.S. Government Money Market Fund. The minimum account size is $500. Each Fund or the Distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below the minimum account size. In such cases, the transfer agent will give shareholders sixty (60) days' notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account's balance to the required minimum within the prescribed period may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the Fund's records.
Suspension of Shareholder Redemptions. The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). For the SSGA Prime Money Market Fund and the SSGA U.S. Treasury Money Market Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.
Dividends and Distributions
Each Fund intends to declare and pay dividends as noted in the following table:
SSGA Fund	Dividends Declared	Dividends Paid
SSGA Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.
SSGA U.S. Government Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.
SSGA U.S. Treasury Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.
SSGA Prime Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.
Excess dividends and capital gains, if any, generally are distributed in December.
Distribution Options. You can choose from four different distribution options as indicated on the application:
•	Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on the application, this option will be automatically assigned.
•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.
•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.
•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSGA Fund of the same share class.
If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distribution elections will be reinvested at the then-current net asset value of the Fund.
Dividend Accrual Policy Upon Purchase. Purchase orders in good form accepted by the fund's transfer agent and federal fund wire payments received by 5 p.m. Eastern time will earn the dividend accrual on the date of purchase. All other purchases (including by check or ACH) will earn dividend accrual on the business day after the payment has been received.
Dividend Accrual Policy Upon Redemption. If redemption proceeds are sent the same day by wire, dividend accrual will not be earned on shares for that day. Dividend accrual will be paid on shares on the date of redemption if the proceeds are sent by any other form than wire (including check or ACH).

Delivery of Documents to Accounts Sharing an Address
To reduce expenses, we may mail only one copy of the Funds' Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (877) 521-4083, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.
Taxes
The following discussion is a summary of some important U.S. federal tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.
Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund Shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.
Any gain resulting from the redemption of such Fund Shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund. Upon the effectiveness of the floating NAV amendments in October 2016, discussed above, shareholders of a fund that is subject to the floating NAV amendments may recognize taxable gain or loss upon the sale, exchange or redemption of their Fund Shares.
A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.
A Fund's income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Fund may be entitled to elect to pass through to its shareholders a credit (or deduction, for a shareholder that itemizes deductions and so chooses) for foreign taxes (if any) borne with respect to foreign securities income earned by the Fund. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Fund. There can be no assurance that a Fund will make such election, even if it is eligible to do so. Even if a Fund elects to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
Certain of a Fund's investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund's distributions, and may require the Fund to liquidate its investments at a time when it is not advantageous to do so.
If you are not a U.S. person, each Fund's dividends other than capital gain dividends generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2015, a regulated investment company was permitted, but was not required, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements were met. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2015, or what the terms of such an extension would be, including whether such extension would have retroactive effect.
Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund Shares acquired on or after January 1, 2012 (“Post Effective date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the SAI.
Financial Intermediary Arrangements
Distribution Arrangements and Rule 12b-1 Fees for SSGA Money Market Fund, SSGA U.S. Government Money Market Fund and SSGA U.S. Treasury Money Market Fund
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund's Class N shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund's net assets attributable to its Class N shares. As indicated in the expense table for certain Funds, the Board ofTrustees of SSGA Funds has limited the amount that may be paid under the Plan for certain funds. Because these fees are paid out of the assets of a Fund attributable to its Class N shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).
In addition to payments under the Plan, a fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.”  The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Because a Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds' assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.
A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.
Distribution Arrangements and Rule 12b-1 Fees for SSGA Prime Money Market Fund
Distribution Plan. The SSGA Prime Money Market Fund (the “Fund”) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders (the “Historical 12b-1 Plan”). Because these fees are paid out of Fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Payments under the Historical 12b-1 Plan to the Distributor by the Fund are not permitted to exceed 0.25% of the Fund's average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Historical 12b-1 Plan to exceed 0.20% of average annual net assets. Any payments that are required to be made to the Distributor or a financial intermediary that cannot be made because of the 0.25% limitation may be carried forward and paid in the following two fiscal years so long as the Historical 12b-1 Plan is in effect. The Fund is offered without imposition of a front-end sales load or contingent deferred sales load. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the FINRA.
From time to time, the Adviser or the Distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries. Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries. The cost of all or a portion of such non-cash compensation may be borne indirectly by the Fund as expense reimbursement payments to the Distributor under the Historical 12b-1 Plan.

Other Payments to Financial Intermediaries
Financial intermediaries are firms that sell shares of mutual funds, including the Funds, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.
In some cases, a financial intermediary may hold its clients' Fund Shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary's clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary's clients' investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
The Distributor and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the FINRA.
If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.
Third-Party Transactions. The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Funds' behalf. The financial intermediary is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable State Street Fund(s). The State Street Funds will not be responsible for delays by the financial intermediary in transmitting your purchase request, including timely transfer of payment, to a Fund. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the Fund's behalf (or other intermediaries designated by the intermediary) prior to the time the Fund's share price is determined will be deemed accepted by the Fund the same day and will be executed at that day's closing share price.
If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

Financial Highlights
These financial highlight tables are intended to help you understand each Fund's financial performancefor the past five years. Certain information reflects the performance results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2015 has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the annual report to shareholders, which is available upon request. The financial information included in these tables should be read in conjunction with the financial statements incorporated by reference in the SAI. The information for the fiscal years ended August 31, 2011 through August 31, 2014 was audited by the Funds' previous independent registered public accounting firm.
For a Share Outstanding Throughout Each Period.
	$ Net Asset Value, Beginning of Year	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions

SSGA Money Market Fund
August 31, 2015	1.0000	—	— (c)	— (c)	—	— (c)	— (c)
August 31, 2014	1.0000	0.0001 (d)	— (c)	0.0001 (d)	(0.0001)	— (c)	(0.0001)
August 31, 2013	1.0000	0.0001	— (c)	0.0001	(0.0001)	—	(0.0001)
August 31, 2012	1.0000	0.0001	— (c)	0.0001	(0.0001)	—	(0.0001)
August 31, 2011	1.0000	0.0001	— (c)	0.0001	(0.0001)	—	(0.0001)

SSGA U.S. Government Money Market Fund
August 31, 2015	1.0000	—	— (c)	— (c)	—	—	—
August 31, 2014	1.0000	—	— (c)	— (c)	— (c)	— (c)	— (c)
August 31, 2013	1.0000	—	—	—	—	—	—
August 31, 2012	1.0000	— (c)	— (c)	— (c)	— (c)	—	— (c)
August 31, 2011	1.0000	—	—	—	—	—	—

SSGA U.S. Treasury Money Market Fund
August 31, 2015	1.0000	—	— (c)	— (c)	—	—	—
August 31, 2014	1.0000	—	—	—	— (c)	— (c)	— (c)
August 31, 2013	1.0000	—	— (c)	— (c)	—	—	—
August 31, 2012	1.0000	—	— (c)	— (c)	—	— (c)	— (c)
August 31, 2011	1.0000	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

SSGA Prime Money Market Fund
August 31, 2015	1.0000	0.0003	— (c)	0.0003	(0.0003)	— (c)	(0.0003)
August 31, 2014	1.0000	0.0001	— (c)	0.0001	(0.0001)	— (c)	(0.0001)
August 31, 2013	1.0000	0.0007	— (c)	0.0007	(0.0007)	—	(0.0007)
August 31, 2012	1.0000	0.0010	— (c)	0.0010	(0.0010)	—	(0.0010)
August 31, 2011	1.0000	0.0012	— (c)	0.0012	(0.0012)	—	(0.0012)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Less than $0.0001 per share.
(d)	Amount previously presented has been restated by $0.0001.
(e)	Less than 0.005%.
(f)	Less than 0.005% of average net assets.

$ Net Asset Value, End of Year	% Total Return	$ Net Assets, End of Year (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)

1.0000	— (e)	3,422,098	0.21	0.38	—
1.0000	0.01	3,433,080	0.19	0.37	— (f)
1.0000	0.01	5,500,769	0.25	0.38	0.01
1.0000	0.01	5,556,226	0.29	0.39	0.01
1.0000	0.01	6,635,185	0.31	0.38	0.01

1.0000	—	2,908,790	0.08	0.38	—
1.0000	— (e)	4,141,516	0.08	0.37	—
1.0000	—	4,344,085	0.13	0.39	—
1.0000	— (e)	4,043,417	0.10	0.39	— (f)
1.0000	—	4,469,541	0.16	0.39	—

1.0000	—	8,018,710	0.04	0.24	—
1.0000	— (e)	8,073,709	0.06	0.23	—
1.0000	—	6,440,812	0.09	0.24	—
1.0000	— (e)	4,387,962	0.08	0.25	—
1.0000	— (e)	4,410,166	0.11	0.25	— (f)

1.0000	0.03	5,580,706	0.18	0.24	0.02
1.0000	0.01	5,460,013	0.18	0.24	0.01
1.0000	0.07	7,771,465	0.20	0.25	0.07
1.0000	0.10	12,072,632	0.20	0.25	0.10
1.0000	0.12	9,934,761	0.20	0.25	0.12

Additional Information about the SSGA Funds
For more information about the SSGA Funds, the following documents are available without charge:
Annual and Semi-Annual Reports. Additional information about the SSGA Funds' investments is available in the SSGA Funds' most recent annual and semi-annual reports to shareholders. In each Fund's annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSGA Funds, including information about the SSGA Funds' policies with respect to selective disclosure of each Fund's portfolio holdings.
The annual report and the Statement of Additional Information for the Funds are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the Funds, and may request other information or make other inquiries, by contacting:
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(877) 521-4083
The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSGA Funds' website at www.ssgafunds.com or from the financial intermediary through which Fund Shares are purchased or sold.
You may review and copy information about the SSGA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSGA Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-1520.
SSGAIMMSTATPRO	SSGA Funds' SEC File No. 811-05430